CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	May 04, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Nov. 08, 2021	Feb. 17, 2021
Current Assets:
Cash	$ 699,150			$ 521,149			$ 1,214,555
Prepaid expenses	172,082			331,453			396,482
Total Current Assets	871,232			852,602			1,611,037
Long-term prepaid expenses							323,985
Marketable securities and cash held in Trust Account	42,626,002	$ 42,000,000		356,190,233			351,921,694	$ 2,089,239
Total Assets	43,497,234			357,042,835			353,856,716
Current Liabilities:
Due to related party	$ 4,174			$ 10,024			$ 2,727
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember			us-gaap:RelatedPartyMember
Accrued income taxes	$ 518,833			$ 485,207
Accounts payable and accrued expenses	2,629,647			79,569			$ 309,438
Excise tax payable	3,173,873
Total Current Liabilities	6,326,527			574,800			312,165
Warrant liability	533,000			1,812,200			18,655,000
Sponsor loans, at fair value	1,673,000			1,000,000			5,490,000
Deferred underwriters' discount	12,075,000			12,075,000			12,075,000
Total Liabilities	20,607,527			15,462,000			36,532,165
Commitments and Contingencies
Common stock subject to possible redemption, 4,039,934 and 34,500,000 shares at redemption value of $10.67 and $10.31 at September 30, 2023 and December 31, 2022, respectively	42,706,975			355,643,935
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(19,818,131)			(14,063,963)			(34,576,312)
Total Stockholders' Deficit	(19,817,268)		$ (15,111,930)	(14,063,100)	$ (19,236,614)	$ (26,398,434)	(34,575,449)		$ 0
Total Liabilities and Stockholders' Deficit	43,497,234			357,042,835			353,856,716
Class A common stock
Stockholders' Deficit:
Common stock	0			0
Class A common stock subject to possible redemption
Current Liabilities:
Common stock subject to possible redemption, 4,039,934 and 34,500,000 shares at redemption value of $10.67 and $10.31 at September 30, 2023 and December 31, 2022, respectively	42,706,975			355,643,935	$ 352,118,133		351,900,000
Class B common stock
Stockholders' Deficit:
Common stock	$ 863			$ 863			$ 863